Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2020	132,251	146,031	36,506	314,788
Additions	—	13,559	—	13,559
Net exchange differences	—	1,383	81	1,464
At Dec. 31, 2021	132,251	160,973	36,587	329,811
Additions	—	20,410	—	20,410
Transfers	—	9,088	(9,088)	—
Net exchange differences	—	(11,858)	—	(11,858)
At Dec. 31, 2022	132,251	178,613	27,499	338,363

Accumulated amortization
At Dec. 31, 2020	(113,102)	—	(26,569)	(139,671)
Amortization charge for the year	—	—	(930)	(930)
At Dec. 31, 2021	(113,102)	—	(27,499)	(140,601)
Amortization charge for the year	—	—	—	—
At Dec. 31, 2022	(113,102)	—	(27,499)	(140,601)

Net book value at:
At Dec. 31, 2021	19,149	160,973	9,088	189,210
At Dec. 31, 2022	19,149	178,613	—	197,762
Impairment assessment of goodwill
The Company has identified 5 cash generating units ("CGU") as follows:
•Exchange listed products
•Managed equities
•Private strategies
•Brokerage
•Corporate
As at December 31, 2022, the Company had allocated $19.1 million (December 31, 2021 - $19.1 million) of goodwill on a relative value approach basis to the exchange listed products and managed equities CGUs.
In the normal course, goodwill is tested for impairment once per annum, which for the Company is during the fourth quarter of each year or earlier if there are indicators of impairment. During the impairment testing process, there was no impairment in either the exchange listed products or the managed equities CGUs.
Impairment assessment of indefinite life fund management contracts
As at December 31, 2022, the Company had indefinite life intangibles related to fund management contracts of $178.6 million (December 31, 2021 - $161 million). There was no impairment as at December 31, 2022. The addition in the year was due to the URNM acquisition on April 22, 2022. The addition includes the transaction price of $14.5 million, contingent consideration of $4.3 million and transaction costs of $1.6 million.
Impairment assessment of finite life fund management contracts
As at December 31, 2022, the Company had exchange listed fund management contracts within the exchange listed products CGU of $Nil (December 31, 2021 - $9.1 million). During the first quarter, $9.1 million of management contracts were reviewed and subsequently determined to have a change in estimated remaining useful life. Consequently, these management contracts were prospectively reclassified to the indefinite life category and no further amortization has been accumulated.